Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 201,093	¥ 1,396,187		¥ 700,600
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	214,813	1,491,448		920,982
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	248,092	1,722,501		736,214
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	1,084,724	7,531,238		4,651,750
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	$ 463,693	¥ 3,219,419		¥ 2,218,330
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000		1,000,300,000
Ordinary shares, shares issued | shares	3,281,480	3,281,480		3,286,932
Ordinary shares, shares outstanding | shares	3,281,480	3,281,480		3,286,932
Primary Beneficiary Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 917,264		¥ 515,552
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries		89,578		82,616
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries		43,309		43,475
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries		7,223,764		4,439,238
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries		¥ 1,697,195		¥ 1,093,939